Financial Instruments - Summary of Consideration Payable in Relation to Acquisition (Detail) - BeST [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Contingent consideration at beginning of year	₺ 475,879	₺ 359,554
Losses recognized in profit or loss	282,382	116,325
Contingent consideration at end of year	₺ 758,261	₺ 475,879